Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	3.57214%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$557,097.31

Principal:
Principal Collections	$12,250,573.72
Prepayments in Full	$3,700,387.15
Liquidation Proceeds	$26,756.52
Recoveries	$66,912.19
Sub Total	$16,044,629.58
Collections	$16,601,726.89

Purchase Amounts:
Purchase Amounts Related to Principal	$420,129.75
Purchase Amounts Related to Interest	$1,505.30
Sub Total	$421,635.05

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,023,361.94

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	44
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,023,361.94
Servicing Fee	$190,255.79	$190,255.79	$0.00	$0.00	$16,833,106.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,833,106.15
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,833,106.15
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,833,106.15
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,833,106.15
Interest - Class A-4 Notes	$232,896.37	$232,896.37	$0.00	$0.00	$16,600,209.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,600,209.78
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$16,477,044.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,477,044.11
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$16,388,698.28
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,388,698.28
Regular Principal Payment	$15,078,551.46	$15,078,551.46	$0.00	$0.00	$1,310,146.82
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,310,146.82
Residual Released to Depositor	$0.00	$1,310,146.82	$0.00	$0.00	$0.00
Total		$17,023,361.94

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,078,551.46
Total					$15,078,551.46
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,078,551.46	$94.38	$232,896.37	$1.46	$15,311,447.83	$95.84
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$15,078,551.46	$9.24	$444,407.87	$0.27	$15,522,959.33	$9.51

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$98,061,627.73	0.6137675	$82,983,076.27	0.5193909
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$179,621,627.73	0.1100859	$164,543,076.27	0.1008446

Pool Information
Weighted Average APR	2.974%	2.976%
Weighted Average Remaining Term	21.81	21.04
Number of Receivables Outstanding	21,905	21,230
Pool Balance	$228,306,944.63	$211,792,848.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$212,254,735.06	$197,176,183.60
Pool Factor	0.1277814	0.1185386

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$14,616,665.34
Targeted Overcollateralization Amount	$47,249,772.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,249,772.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		40	$116,248.55
(Recoveries)		124	$66,912.19
Net Loss for Current Collection Period			$49,336.36
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2593%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3251%
Second Prior Collection Period			0.5050%
Prior Collection Period			0.4520%
Current Collection Period			0.2690%
Four Month Average (Current and Prior Three Collection Periods)			0.3878%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,336	$14,446,931.61
(Cumulative Recoveries)			$3,920,890.59
Cumulative Net Loss for All Collection Periods			$10,526,041.02
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5891%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,330.61
Average Net Loss for Receivables that have experienced a Realized Loss			$3,155.29

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.49%	239	$3,161,343.44
61-90 Days Delinquent	0.21%	31	$452,670.36
91-120 Days Delinquent	0.09%	11	$196,147.14
Over 120 Days Delinquent	0.13%	17	$280,191.50
Total Delinquent Receivables	1.93%	298	$4,090,352.44

Repossession Inventory:
Repossessed in the Current Collection Period		11	$182,517.14
Total Repossessed Inventory		13	$214,634.40

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2297%
Prior Collection Period			0.2191%
Current Collection Period			0.2779%
Three Month Average			0.2422%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4386%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	44

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	75	$1,161,322.86
2 Months Extended	86	$1,303,162.27
3+ Months Extended	15	$190,981.36

Total Receivables Extended	176	$2,655,466.49

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer